Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment
Property, Plant and Equipment

7.Property, Plant and Equipment

The total acquisitions for the six months ended June 30, 2023 amount to €0.7 million (2022: €302,000) and were mainly related to laboratory equipment, furniture and office equipment. Assets under construction were transferred to leasehold improvements for an amount of €0.6 million and to laboratory equipment  for an amount of €139,000.

The depreciation charge amounts to €271,000 in 2023 and to €198,000 in 2022 for the six months ended June 30.